Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000130293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,002,010	$ 1,003,881	$ 1,024,987	$ 1,041,800	$ 1,070,167	$ 1,034,348	$ 1,042,254	$ 1,066,201	$ 1,100,996	$ 1,137,000
C000073380 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,020	10,038	10,280	10,439	10,731	10,373	10,454	10,686	11,028	11,407
C000000147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class D
Accumulated Value	10,000		10,002	10,011	10,251	10,399	10,679	10,304	10,383	10,602	10,931	11,296
C000079007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 2.50%
Accumulated Value	9,753		9,748	9,742	9,953	10,082	10,338	9,960	10,021	10,217	10,518	10,854
Bloomberg Municipal Bond 1 3 Year Blend C000130293 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,006,200	1,011,130	1,038,532	1,057,641	1,088,630	1,059,346	1,075,342	1,097,171	1,135,353	1,173,600
Bloomberg U S Municipal Bond C000130293 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,001,500	1,028,140	1,083,454	1,125,167	1,187,163	1,134,097	1,137,046	1,172,635	1,186,942	1,237,900
Bloomberg Municipal Bond 1 3 Year Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1-3 Year Blend Index
Accumulated Value	10,000		10,062	10,111	10,385	10,576	10,886	10,593	10,753	10,972	11,354	11,736
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index (broad-based index)
Accumulated Value	$ 10,000		$ 10,015	$ 10,281	$ 10,835	$ 11,252	$ 11,872	$ 11,341	$ 11,370	$ 11,726	$ 11,869	$ 12,379